[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Target Maturities Trust:
   2005
   2010
   2015
   2020
   2025
   2030

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The six months ended March 31, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. September 11 changed Americans' perception of the world and our place  in it, as well as worsening the steepest economic downturn in 10 years.

     Conditions could have been much worse, however. September 11 reawakened
America's "can do" spirit, triggering a flurry of activity that reignited  the economy. Economic growth turned positive after only one down quarter, and accelerated strongly in the first quarter of this year.

     Though the nascent recovery boded well for most Americans and their equity investments, it generally meant tougher times for bonds. Expectations of stronger economic conditions and higher interest rates in 2002 hit the U.S.
Treasury market particularly hard, and the Target funds posted correspondingly negative returns.

     Amid all this turmoil, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     But some changes are inevitable. Turning to administrative matters, we're streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site (www.americancentury.com) within three weeks after each calendar quarter end. Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

   Table of Contents

TARGET: 2005

TARGET: 2010

TARGET: 2015

TARGET: 2020

TARGET: 2025

TARGET: 2030

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................   20
   Statement of Operations ................................................   22
   Statement of Changes
      in Net Assets .......................................................   24
   Notes to Financial
      Statements ..........................................................   27
   Financial Highlights ...................................................   33
OTHER INFORMATION
   Share Class and Retirement
      Account Information .................................................   45
   Background Information
      Investment Philosophy
         and Policies .....................................................   46
      Comparative Indices .................................................   46
      Fund Benchmarks .....................................................   46
      Investment Team
         Leaders ..........................................................   46
   Glossary ...............................................................   47

                                                  www.americancentury.com      1

Target: 2005--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                    INVESTOR CLASS (INCEPTION 3/25/85)                ADVISOR CLASS  (INCEPTION 8/3/98)
                  TARGET       11/15/05     MERRILL LYNCH          TARGET       11/15/05     MERRILL LYNCH
                MATURITIES     MATURITY       LONG-TERM          MATURITIES     MATURITY       LONG-TERM
               TRUST: 2005   STRIPS ISSUE   TREASURY INDEX      TRUST: 2005   STRIPS ISSUE   TREASURY INDEX
===========================================================================================================
6 MONTHS(1) ..... -1.07%       -1.19%         -3.68%               -1.19%       -1.19%          -3.68%
1 YEAR ..........  4.68%        5.58%          1.15%                4.39%        5.58%           1.15%
===========================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .........  5.97%        6.63%          5.54%                5.73%        6.63%           5.54%
5 YEARS .........  8.44%        9.11%          8.68%                 --           --              --
10 YEARS ........  9.36%        9.83%          8.73%                 --           --              --
LIFE OF FUND .... 12.47%       13.89%(2)      10.79%(2)             5.75%        6.87%(3)        5.30%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 3/31/85, the date nearest the class's inception for which data are available.

(3) Index data since 7/31/98, the date nearest the class's inception for which data are available.

See pages 45-47 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years. The Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. The Target: 2005 portfolio's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 47), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is  also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Both graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

2      1-800-345-2021

Target: 2005 --Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

     For the six months ended March 31, 2002, the Target: 2005 portfolio posted a negative return but outperformed its benchmark, a STRIPS issue maturing on
November 15, 2005.* (See the previous page for performance details.) Keep in mind that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

MARKET OVERVIEW

     The past six months were a transition period for the U.S. economy and bond market. After sliding into recession in 2001, the economy appeared to bottom in the last three months of the year and picked up steam in 2002. The Federal
Reserve's (Fed's) efforts to revive the economy--by cutting short-term interest rates 11 times in 2001--were so successful that bond investors began to expect the Fed to reverse course and raise rates by mid-2002.

     As a result, bond yields moved generally higher. Short-term bond yields rose the most because they react quickly to any potential Fed rate activity. In the zero-coupon bond market, yields on bonds maturing in 2005 climbed about 85 basis points (0.85%), whereas long-term yields rose 40-50 basis points.

FUND STRATEGY REVIEW

     Target: 2005 is managed to track the performance of its benchmark, but we try to add value at the margins through opportune trading. Selectively investing in government agency zero-coupon bonds, which tend to carry higher yields than
Treasury zeros, is one way in which we try to accomplish that objective.

     For example, we picked up some extra yield by selling coupon STRIPS maturing in November 2004 and buying principal STRIPS with the same maturity date. Trades like this helped Target: 2005 outperform its benchmark.

     In December 2001, the fund's Board of Directors approved a proposal to invest up to 20% of the portfolio in AAA-rated government agency zeros. The change gives us an opportunity to diversify a bit from U.S. Treasury zero-coupon securities and Resolution Funding Corporation zero-coupon securities (REFCORPs).
(REFCORPs are ultimately backed by the government and U.S. Treasurys secure
REFCORPs' principal payments.)

     In spite of the new policy, we're taking a gradual approach to adding non-REFCORP agency zeros. We recently bought a small amount of zero-coupon
Government Trust Certificates, which are bonds issued to finance aid to foreign nations. The GTC zeros, which mature in November 2005, currently make up less than 0.5% of the portfolio, but they offer a yield that is 61 basis points higher than like-maturity STRIPS.

OUTLOOK

     With the economy on the road to recovery, we expect bond yields to rise further in the coming months. Short-term yields seem likely to rise more than longer-term yields, especially if  the Fed starts raising rates.

* All fund returns referenced in this review are for Investor Class shares.

[right margin]

PORTFOLIO AT A GLANCE
                                 AS OF 3/31/02
NET ASSETS                     $337.9 MILLION(1)

                              3/31/02      9/30/01
ANTICIPATED GROWTH
   RATE                       4.19%        3.38%
WEIGHTED AVERAGE
   MATURITY DATE              9/23/05      9/23/05
ANTICIPATED VALUE AT
   MATURITY (AVM)(2)          $101.34      $101.32
EXPENSE RATIO (FOR
   INVESTOR CLASS)            0.59%(3)      0.59%

(1) Includes Investor and Advisor Classes.

(2) See graph on page 2.

(3) Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little  in the future as it has in the past. For more information, please consult the prospectus.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                              AS OF MARCH 31, 2002
BECCS                                 44.0%
STRIPS                                38.3%
TRS                                   10.6%
TIGRS                                  5.0%
OTHER                                  2.1%

[pie chart]

Investment terms are defined in the Glossary on pages 47-48.

                                                  www.americancentury.com      3

Target: 2005 --Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES(1) -- 99.2%
              $15,200,000  BECC, 6.11%, 5/15/04                     $ 13,886,720
                3,000,000  BECC, 5.12%, 11/15/04                       2,663,520
                  693,750  CUBES, 6.56%, 11/15/04                        617,188
                   87,000  ETR, 5.96%, 11/15/04                           77,399
               12,000,000  STRIPS - COUPON, 4.89%,
                              11/15/04                                10,768,080
                5,000,000  STRIPS - PRINCIPAL, 3.74%,
                              11/15/04                                 4,476,350
                   27,000  TIGR, 5.90%, 11/15/04                          24,020
                   50,000  TR, 6.24%, 11/15/04                            44,482
               35,110,000  BECC, 6.19%, 2/15/05                       30,723,708
                4,600,000  STRIPS - COUPON, 5.87%,
                              2/15/05                                  4,072,564
               49,000,000  BECC, 5.83%, 5/15/05                       42,237,021
                2,000,000  STRIPS - COUPON, 4.68%,
                              5/15/05                                  1,745,940
                2,059,000  STRIPS - PRINCIPAL, 5.90%,
                              5/15/05                                  1,794,974
                  428,750  TBR, 9.37%, 5/15/05                           370,457
                6,450,000  TR, 8.38%, 5/15/05                          5,572,026
                5,000,000  STRIPS - COUPON, 3.81%,
                              8/15/05                                  4,302,600
               57,920,000  STRIPS - PRINCIPAL, 6.42%,
                              8/15/05                                 49,644,391
               30,100,000  BECC, 6.15%, 11/15/05                      25,281,893
                1,200,000  LION, 6.41%, 11/15/05                       1,010,676
                4,600,000  STRIPS - COUPON, 6.42%,
                              11/15/05                                 3,920,856
               12,000,000  STRIPS - PRINCIPAL, 4.03%,
                              11/15/05                                10,159,680
                2,247,000  TBR, 8.45%, 11/15/05                        1,892,491
               20,000,000  TIGR, 4.08%, 11/15/05                      16,844,600
               17,056,000  STRIPS - COUPON, 6.28%,
                              2/15/06                                 14,253,699
                6,000,000  STRIPS - PRINCIPAL, 4.96%,
                              2/15/06                                  4,989,600
                1,003,875  TR, 5.54%, 2/15/06                            828,287
               18,420,000  BECC, 5.95%, 5/15/06                       14,898,464
               21,598,000  STRIPS - COUPON, 6.33%,
                              5/15/06                                 17,762,843
                  410,000  TBR, 8.46%, 5/15/06                           332,641
               36,264,000  TR, 5.29%, 5/15/06                         29,414,818
                1,800,000  STRIPS - COUPON, 5.94%,
                              8/15/06                                  1,463,256
               24,225,000  BECC, 5.50%, 11/15/06                      19,074,038
                  100,000  U.S. Treasury Corpus, 5.38%,
                              11/15/06                                    78,737
                                                                    ------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                           335,228,019
                                                                    ------------
   (Cost $324,655,234)

Principal Amount                                                          Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1)(2) -- 0.7%
             $  1,400,000  Government Trust Certificates,
                              4.87%, 11/15/05                       $  1,171,548
                   10,000  REFCORP STRIPS - COUPON,
                              3.69%, 1/15/04                               9,332
                  661,000  REFCORP STRIPS - COUPON,
                              6.43%, 10/15/05                            561,566
                  800,000  REFCORP STRIPS - COUPON,
                              7.54%, 7/15/06                             647,569
                                                                    ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      2,390,015
                                                                    ------------
   (Cost $2,286,976)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 0.1%
                  473,000  FHLB Discount Notes, 1.61%,
                              4/1/02(3)                                  473,000
                                                                    ------------
   (Cost $473,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $338,091,034
                                                                    ============
   (Cost $327,415,210)

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

FHLB = Federal Home Loan Bank

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

(2) The U.S. Government ultimately backs REFCORP securities and principal payments are secured by U.S. Treasurys. The REFCORP operates as a Treasury
    Department agency.

(3) Rate indicated is the yield to maturity at purchase.

4      1-800-345-2021                          See Notes to Financial Statements

Target: 2010 --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                    INVESTOR CLASS (INCEPTION 3/25/85)                ADVISOR CLASS (INCEPTION 10/20/98)
                  TARGET       11/15/10     MERRILL LYNCH          TARGET       11/15/10     MERRILL LYNCH
                MATURITIES     MATURITY       LONG-TERM          MATURITIES     MATURITY       LONG-TERM
               TRUST: 2010   STRIPS ISSUE   TREASURY INDEX      TRUST: 2010   STRIPS ISSUE   TREASURY INDEX
===========================================================================================================
6 MONTHS(1) ..... -4.57%       -4.59%          -3.68%             -4.69%        -4.59%          -3.68%
1 YEAR .......... -0.31%        0.20%           1.15%             -0.56%         0.20%           1.15%
===========================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .........  5.50%        6.24%           5.54%              5.27%         6.24%           5.54%
5 YEARS .........  9.40%       10.13%           8.68%               --            --              --
10 YEARS ........ 10.27%       10.89%           8.73%               --            --              --
LIFE OF FUND .... 13.48%       14.79%(2)       10.79%(2)           3.16%         3.94%(3)        3.72%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 3/31/85, the date nearest the class's inception for which data are available.

(3) Index data since 10/31/98, the date nearest the class's inception for which data are available.

See pages 45-47 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years. The Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. The Target: 2010 portfolio's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 47), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is  also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Both graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                  www.americancentury.com      5

Target: 2010 --Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

     For the six months ended March 31, 2002, the Target: 2010 portfolio posted a negative return that roughly matched the return of its benchmark, a STRIPS issue maturing on November 15, 2010.* (See the previous page for performance details.) Keep in mind that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

MARKET OVERVIEW

     The past six months were a transition period for the U.S. economy and bond market. After sliding into recession in 2001, the economy appeared to bottom in the last three months of the year and picked up steam in 2002. The Federal
Reserve's (Fed's) efforts to revive the economy--by cutting short-term interest rates 11 times in 2001--were so successful that bond investors began to expect the Fed to reverse course and raise rates by mid-2002.

     As a result, bond yields moved generally higher. Short- and intermediate-term bond yields rose more than long-term yields because they react quickly to any potential Fed rate activity. In the zero-coupon bond market, yields on bonds maturing in 2010 climbed about 80 basis points (0.80%), whereas long-term yields rose 40-50 basis points.

FUND STRATEGY REVIEW

     Target: 2010 is managed to track the performance of its benchmark, but we try to add value at the margins through opportune trading. Selectively investing in government agency zero-coupon bonds, which tend to carry higher yields than
Treasury zeros, is one way in which we try to accomplish that objective.

     For example, we picked up an extra 16 basis points of yield by selling
REFCORPs maturing in October 2010 and buying April 2011 maturities. Trades like this helped Target: 2010 closely track its benchmark.

     In December 2001, the fund's Board of Directors approved a proposal to invest up to 20% of the portfolio in AAA-rated government agency zeros. The change gives us an opportunity to diversify a bit from U.S. Treasury zero-coupon securities and Resolution Funding Corporation zero-coupon securities (REFCORPs).
(REFCORPs are ultimately backed by the government and U.S. Treasurys secure
REFCORPs' principal payments.)

     In spite of the new policy, we're taking a gradual approach to adding non-REFCORP agency zeros. We recently bought some zero-coupon bonds issued by the Financing Corporation (FICO), which was created to help fund the savings-and-loan bailout in the late 1980s. The FICO zeros, which mature in May
2010, currently make up a little over 2% of the portfolio, and they offer a yield that is 66 basis points higher than like-maturity STRIPS.

OUTLOOK

     With the economy on the road to recovery, we expect bond yields to rise further in the coming months. Short-term yields seem likely to rise more than longer-term yields, especially if  the Fed starts raising rates.

* All fund returns referenced in this review are for Investor Class shares.

[left margin]

PORTFOLIO AT A GLANCE
                              AS OF 3/31/02
NET ASSETS                  $237.5 MILLION(1)

                          3/31/02      9/30/01
ANTICIPATED GROWTH
   RATE                    5.27%        4.42%
WEIGHTED AVERAGE
   MATURITY DATE          10/9/10     10/18/10
ANTICIPATED VALUE AT
   MATURITY (AVM)(2)      $105.06      $104.90
EXPENSE RATIO (FOR
   INVESTOR CLASS)        0.59%(3)      0.59%

(1) Includes Investor and Advisor Classes.

(2) See graph on page 5.

(3) Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little  in the future as it has in the past. For more information, please consult the prospectus.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                          AS OF MARCH 31, 2002
REFCORPS                          50.6%
STRIPS                            45.0%
OTHER                              4.4%

Investment terms are defined in the Glossary on pages 47-48.

[pie chart]

6      1-800-345-2021

Target: 2010 --Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1)(2) -- 53.0%
             $  2,000,000  REFCORP STRIPS - COUPON,
                              5.40%, 7/15/09                        $  1,322,120
               20,728,000  REFCORP STRIPS - COUPON,
                              5.51%, 4/15/10                          13,008,686
                9,460,000  FICO STRIPS - COUPON,
                              6.02%, 5/11/10                           5,712,894
               54,023,000  REFCORP STRIPS - COUPON,
                              6.76%, 10/15/10                         32,826,536
               69,361,000  REFCORP STRIPS - COUPON,
                              5.68%, 1/15/11                          41,341,929
               39,850,000  REFCORP STRIPS - COUPON,
                              6.57%, 4/15/11                          23,333,371
                7,000,000  REFCORP STRIPS - COUPON,
                              4.98%, 7/15/11                           4,038,510
                7,000,000  REFCORP STRIPS - COUPON,
                              6.53%, 10/15/11                          3,971,800
                                                                    ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    125,555,846
                                                                    ------------
   (Cost $124,250,325)

ZERO-COUPON U.S. TREASURY SECURITIES(1) -- 46.9%
                6,000,000  CATS, 6.78%, 8/15/09                        3,906,660
                1,000,000  CATS, 6.79%, 11/15/09                         641,700
                2,000,000  STRIPS - COUPON, 5.34%,
                              11/15/09                                 1,316,260
               60,500,000  STRIPS - PRINCIPAL, 5.65%,
                              11/15/09                                39,086,025
                7,000,000  STRIPS - COUPON, 5.98%,
                              2/15/10                                  4,517,100
                9,587,000  STRIPS - COUPON, 5.98%,
                              5/15/10                                  6,083,239
                9,577,000  STRIPS - COUPON, 7.375%,
                              8/15/10                                  5,976,335

Principal Amount                                                          Value
--------------------------------------------------------------------------------

             $  3,839,000  STRIPS - COUPON, 8.40%,
                              11/15/10                              $  2,360,755
               32,860,000  STRIPS - COUPON, 8.00%,
                              2/15/11                                 19,825,090
               21,000,000  STRIPS - COUPON, 6.24%,
                              5/15/11                                 12,454,890
               25,715,000  STRIPS - COUPON, 6.91%,
                              8/15/11                                 15,030,933
                                                                    ------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                           111,198,987
                                                                    ------------
   (Cost $104,875,443)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 0.1%
                  230,000  FHLB Discount Notes, 1.61%,
                              4/1/02(3)                                  230,000
                                                                    ------------
   (Cost $230,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $236,984,833
                                                                    ============
   (Cost $229,355,768)

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

FHLB = Federal Home Loan Bank

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

(2) The U.S. Government ultimately backs REFCORP securities and principal payments are secured by U.S. Treasurys. The REFCORP operates as a Treasury
    Department agency.

(3) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                 www.americancentury.com      7

Target: 2015 --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                    INVESTOR CLASS (INCEPTION 9/1/86)                 ADVISOR CLASS (INCEPTION 7/23/99)
                  TARGET       11/15/15     MERRILL LYNCH          TARGET       11/15/15     MERRILL LYNCH
                MATURITIES     MATURITY       LONG-TERM          MATURITIES     MATURITY       LONG-TERM
               TRUST: 2015   STRIPS ISSUE   TREASURY INDEX      TRUST: 2015   STRIPS ISSUE   TREASURY INDEX
===========================================================================================================
6 MONTHS(1) ..... -6.74%       -5.89%          -3.68%             -6.86%         -5.89%         -3.68%
1 YEAR .......... -2.44%       -1.40%           1.15%             -2.71%         -1.40%          1.15%
===========================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .........  4.34%        5.58%           5.54%               --              --             --
5 YEARS .........  9.88%       10.85%           8.68%               --              --             --
10 YEARS ........ 10.71%       11.48%           8.73%               --              --             --
LIFE OF FUND ..... 9.50%        9.06%(2)        8.44%(2)           6.22%          8.29%(3)       7.43%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 8/31/86, the date nearest the class's inception for which data are available.

(3) Index data since 7/31/99, the date nearest the class's inception for which data are available.

See pages 45-47 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years. The Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. The Target: 2015 portfolio's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 47), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is  also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Both graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

8      1-800-345-2021

Target: 2015 --Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

     For the six months ended March 31, 2002, the Target: 2015 portfolio posted a negative return and underperformed its benchmark, a STRIPS issue maturing on
November 15, 2015.* (See the previous page for performance details.) Keep in mind that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

MARKET OVERVIEW

     The past six months were a transition period for the U.S. economy and bond market. After sliding into recession in 2001, the economy appeared to bottom in the last three months of the year and picked up steam in 2002. The Federal
Reserve's (Fed's) efforts to revive the economy--by cutting short-term interest rates 11 times in 2001--were so successful that bond investors began to expect the Fed to reverse course and raise rates by mid-2002.

     As a result, bond yields moved generally higher. Short- and intermediate-term bond yields rose more than long-term yields because they react quickly to any potential Fed rate activity. In the zero-coupon bond market, yields on bonds maturing in 2015 climbed about 70 basis points (0.70%);
short-term yields were about 85 basis points higher, while long-term yields rose
40-50 basis points.

FUND STRATEGY REVIEW

     Target: 2015 trailed its benchmark substantially during the six-month period because of the portfolio's large weighting in REFCORPs, which underperformed STRIPS by a wide margin in this maturity sector. Although the fund's position in REFCORPs sometimes detracts from short-term performance,  it should boost long-run returns and increase Target: 2015's value at maturity.

     In our continuing effort to add value at the margins, we have been selectively investing in government agency zero-coupon bonds, which tend to carry higher yields than Treasury zeros. In December 2001, the fund's Board of
Directors approved a proposal to invest up to 20% of the portfolio in AAA-rated government agency zeros. The change gives us an opportunity to diversify a bit from U.S. Treasury zero-coupon securities and Resolution Funding Corporation zero-coupon securities (REFCORPs). (REFCORPs are ultimately backed by the government and U.S. Treasurys secure REFCORPs' principal payments.)

     In spite of the new policy, we're taking a gradual approach to adding non-REFCORP agency zeros. We recently bought some zero-coupon bonds issued by the Financing Corporation (FICO), which was created to help fund the savings-and-loan bailout in the late 1980s. The FICO zeros, which mature  in
February 2015 and June 2016, currently make up a little over 4% of the portfolio, and they offer a yield that is 63 basis points higher than similar-maturity STRIPS.

OUTLOOK

     With the economy on the road to recovery, we expect bond yields to rise further in the coming months. Short-term yields seem likely to rise more than longer-term yields, especially if  the Fed starts raising rates.

* All fund returns referenced in this review are for Investor Class shares.

[right margin]

PORTFOLIO AT A GLANCE
                               AS OF 3/31/02
NET ASSETS                   $117.8 MILLION(1)

                           3/31/02      9/30/01
ANTICIPATED GROWTH
   RATE                     5.86%        5.14%
WEIGHTED AVERAGE
   MATURITY DATE          10/23/15     11/19/15
ANTICIPATED VALUE AT
   MATURITY (AVM)(2)       $113.06      $113.56
EXPENSE RATIO (FOR
   INVESTOR CLASS)         0.59%(3)      0.59%

(1) Includes Investor and Advisor Classes.

(2) See graph on page 8.

(3) Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little  in the future as it has in the past. For more information, please consult the prospectus.

TYPES OF INVESTMENTS
IN THE PORTFOLIO
                           AS OF MARCH 31, 2002
REFCORPS                           69.7%
STRIPS                             25.2%
OTHER                               5.1%

[pie chart]

Investment terms are defined in the Glossary on pages 47-48.

                                                  www.americancentury.com      9

Target: 2015 --Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

Principal Amount                                                          Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1)(2) -- 74.1%
              $25,310,000  REFCORP STRIPS -- COUPON,
                              7.03%, 1/15/15                        $ 11,182,970
                7,681,000  FICO STRIPS -- COUPON,
                              6.78%, 2/8/15                            3,247,988
               30,560,000  REFCORP STRIPS -- COUPON,
                              8.31%, 4/15/15                          13,271,902
               34,469,000  REFCORP STRIPS -- COUPON,
                              8.20%, 7/15/15                          14,675,177
               38,598,000  REFCORP STRIPS -- COUPON,
                              8.125%, 10/15/15                        16,128,947
                5,000,000  FICO STRIPS -- COUPON,
                              6.42%, 6/6/16                            1,918,001
               33,091,000  REFCORP STRIPS -- COUPON,
                              8.00%, 7/15/16                          13,066,310
               35,742,000  REFCORP STRIPS -- COUPON,
                              7.26%, 10/15/16                         13,866,109
                                                                    ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     87,357,404
                                                                    ------------
   (Cost $75,090,474)

ZERO-COUPON U.S. TREASURY SECURITIES(1) -- 25.2%
                5,350,000  STRIPS -- COUPON, 8.56%,
                              2/15/15                                  2,449,605
               13,408,000  STRIPS -- COUPON, 9.17%,
                              5/15/15                                  6,040,572
               16,703,000  STRIPS -- COUPON, 9.17%,
                              8/15/15                                  7,380,888
               15,481,000  STRIPS -- COUPON, 8.28%,
                              11/15/15                                 6,721,231

Principal Amount                                                          Value
--------------------------------------------------------------------------------
             $  9,300,000  STRIPS -- COUPON, 8.60%,
                              2/15/16                               $  3,964,590
                7,700,000  STRIPS -- COUPON, 8.53%,
                              5/15/16                                  3,224,452
                                                                    ------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                            29,781,338
                                                                    ------------
   (Cost $21,508,573)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 0.7%
                  815,000  FHLB Discount Notes, 1.61%,
                              4/1/02(3)                                  815,000
                                                                    ------------
   (Cost $815,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $117,953,742
                                                                    ============
   (Cost $97,414,047)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

(2) The U.S. Government ultimately backs REFCORP securities and principal payments are secured by U.S. Treasurys. The REFCORP operates as a Treasury
    Department agency.

(3) Rate indicated is the yield to maturity at purchase.

10      1-800-345-2021                         See Notes to Financial Statements

Target: 2020 --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                    INVESTOR CLASS (INCEPTION 12/29/89)               ADVISOR CLASS (INCEPTION 10/19/98)
                  TARGET                    MERRILL LYNCH          TARGET       11/15/20     MERRILL LYNCH
                MATURITIES      FUND          LONG-TERM          MATURITIES     MATURITY       LONG-TERM
               TRUST: 2020   BENCHMARK(2)   TREASURY INDEX      TRUST: 2020   STRIPS ISSUE   TREASURY INDEX
===========================================================================================================
6 MONTHS(1) ..... -6.24%       -5.90%          -3.68%             -6.36%        -5.90%          -3.68%
1 YEAR .......... -3.40%       -2.87%           1.15%             -3.63%        -2.87%           1.15%
===========================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .........  3.57%        4.84%           5.54%              3.33%         4.84%           5.54%
5 YEARS ......... 10.65%       11.71%           8.68%                --            --             --
10 YEARS ........ 11.18%       11.89%           8.73%                --            --             --
LIFE OF FUND ..... 9.55%        9.58%(3)        8.79%(3)           0.71%         2.15%(4)        3.72%(4)

(1) Returns for periods less than one year are not annualized.

(2) From December 1989 through April 1990, the Investor Class benchmark was an
    8/15/19 STRIPS issue; from May 1990 through October 1991, it was an
    11/15/19 STRIPS issue; and since November 1991, it has been an 11/15/20
    STRIPS issue.

(3) Index data since 12/31/89, the date nearest the class's inception for which data are available.

(4) Index data since 10/31/98, the date nearest the class's inception for which data are available.

See pages 45-47 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS

The graph at left shows the growth of a $10,000 investment in the fund over 10 years. The Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. The Target: 2020 portfolio's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 47), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is  also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Both graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                 www.americancentury.com      11

Target: 2020 --Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

     For the six months ended March 31, 2002, the Target: 2020 portfolio posted a negative return and slightly underperformed its benchmark, a STRIPS issue maturing on November 15, 2020.* (See the previous page for performance details.)
Keep in mind that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

MARKET OVERVIEW

     The past six months were a transition period for the U.S. economy and bond market. After sliding into recession in 2001, the economy appeared to bottom in the last three months of the year and picked up steam in 2002. The Federal
Reserve's (Fed's) efforts to revive the economy--by cutting short-term interest rates 11 times in 2001--were so successful that bond investors began to expect the Fed to reverse course and raise short-term rates by mid-2002.

     As a result, bond yields moved generally higher. Short-term bond yields rose more than long-term yields because they react quickly to any potential Fed rate activity. In the zero-coupon bond market, yields on bonds maturing in 2020 climbed about 50 basis points (0.50%), whereas short-term yields rose 85 basis points.

FUND STRATEGY REVIEW

     Target: 2020 trailed its benchmark during the six-month period because  of the portfolio's large weighting in REFCORPs, which underperformed STRIPS.
Although the fund's position in REFCORPs (74% of the portfolio as of March 31)
sometimes detracts from short-term performance, it should boost long-run returns and increase Target: 2020's value at maturity.

     Although we manage the fund to track the performance of its benchmark, we try to add value at the margins through opportune trading. Selectively investing in government agency zero-coupon bonds, which tend to carry higher yields than
Treasury zeros, is  one way in which we try to accomplish that objective.

     For example, we picked up extra yield by selling principal REFCORPs maturing in July 2020 and buying coupon REFCORPs with the same maturity date.

     In December 2001, the fund's Board of Directors approved a proposal to invest up to 20% of the portfolio in AAA-rated government agency zeros. The change gives us an opportunity to diversify a bit from U.S. Treasury zero-coupon securities and Resolution Funding Corporation zero-coupon securities (REFCORPs).
(REFCORPs are ultimately backed by the government and U.S. Treasurys secure
REFCORPs' principal payments.)

     But we'd rather take the time to do our homework and seek out the most attractive opportunities instead of buying agency zeros arbitrarily just to get the higher yields. For now that means that we haven't picked up any non-REFCORP agency securities.

OUTLOOK

     With the economy on the road to recovery, we expect bond yields to rise further in the coming months. Short-term yields seem likely to rise more than longer-term yields, especially if  the Fed starts raising rates.

* All fund returns referenced in this review are for Investor Class shares.

[left margin]

PORTFOLIO AT A GLANCE
                              AS OF 3/31/02
NET ASSETS                  $178.1 MILLION(1)

                          3/31/02      9/30/01
ANTICIPATED GROWTH
   RATE                    5.95%        5.43%
WEIGHTED AVERAGE
   MATURITY DATE          8/28/20      9/26/20
ANTICIPATED VALUE AT
   MATURITY (AVM)(2)      $107.87      $108.24
EXPENSE RATIO (FOR
   INVESTOR CLASS)        0.59%(3)      0.59%

(1) Includes Investor and Advisor Classes.

(2) See graph on page 11.

(3) Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little  in the future as it has in the past. For more information, please consult the prospectus.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                          AS OF MARCH 31, 2002
REFCORPS                          74.0%
STRIPS                            25.8%
OTHER                              0.2%

Investment terms are defined in the Glossary on pages 47-48.

[pie chart]

12      1-800-345-2021

Target: 2020 --Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1)(2) -- 74.0%
              $21,000,000  REFCORP STRIPS - COUPON,
                              6.36%, 1/15/19                        $  6,973,890
                  258,000  REFCORP STRIPS - COUPON,
                              6.21%, 4/15/19                              84,283
               52,374,000  REFCORP STRIPS - COUPON,
                              8.45%, 1/15/20                          16,301,408
               18,756,000  REFCORP STRIPS - COUPON,
                              6.28%, 4/15/20                           5,757,904
               72,543,000  REFCORP STRIPS - COUPON,
                              7.37%, 7/15/20                          21,849,952
               66,644,000  REFCORP STRIPS - PRINCIPAL,
                              6.35%, 7/15/20                          20,180,470
               35,406,000  REFCORP STRIPS - COUPON,
                              6.46%, 10/15/20                         10,509,917
               73,500,000  REFCORP STRIPS - PRINCIPAL,
                              6.41%, 10/15/20                         21,895,649
               25,482,000  REFCORP STRIPS - COUPON,
                              7.98%, 1/15/21                           7,427,493
               71,945,000  REFCORP STRIPS - PRINCIPAL,
                              7.49%, 1/15/21                          21,085,641
                                                                    ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    132,066,607
                                                                    ------------
   (Cost $124,302,711)

ZERO-COUPON U.S. TREASURY SECURITIES(1) -- 25.8%
               11,000,000  STRIPS - COUPON, 8.41%,
                              2/15/20                                  3,604,480
                6,688,000  STRIPS - COUPON, 8.44%,
                              5/15/20                                  2,163,836
               12,000,000  STRIPS - PRINCIPAL, 6.12%,
                              5/15/20                                  3,882,480
               16,135,000  STRIPS - COUPON, 6.35%,
                              8/15/20                                  5,124,637
                2,000,000  STRIPS - PRINCIPAL, 6.16%,
                              8/15/20                                    637,480

Principal Amount                                                         Value
--------------------------------------------------------------------------------
              $47,407,000  STRIPS - COUPON, 8.05%,
                              11/15/20                              $ 14,854,509
                2,750,000  STRIPS - COUPON, 8.32%,
                              2/15/21                                    846,588
                4,500,000  STRIPS - COUPON, 8.30%,
                              5/15/21                                  1,365,480
               25,000,000  STRIPS - PRINCIPAL, 5.85%,
                              5/15/21                                  7,607,250
               20,000,000  STRIPS - PRINCIPAL, 6.18%,
                              11/15/21                                 5,933,205
                                                                    ------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                            46,019,945
                                                                    ------------
   (Cost $40,760,336)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 0.2%
                  367,000  FHLB Discount Notes, 1.61%,
                              4/1/02(3)                                  367,000
                                                                    ------------
   (Cost $367,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $178,453,552
                                                                    ============
   (Cost $165,430,047)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

(2) The U.S. Government ultimately backs REFCORP securities and principal payments are secured by U.S. Treasurys. The REFCORP operates as a Treasury
    Department agency.

(3) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                www.americancentury.com      13

Target: 2025 --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                    INVESTOR CLASS (INCEPTION 2/15/96)                ADVISOR CLASS (INCEPTION 6/1/98)
                  TARGET                    MERRILL LYNCH          TARGET       11/15/25     MERRILL LYNCH
                MATURITIES      FUND          LONG-TERM          MATURITIES     MATURITY       LONG-TERM
               TRUST: 2025   BENCHMARK(2)   TREASURY INDEX      TRUST: 2025   STRIPS ISSUE   TREASURY INDEX
===========================================================================================================
6 MONTHS(1) ..... -8.00%       -7.65%          -3.68%             -8.15%        -7.65%          -3.68%
1 YEAR .......... -4.70%       -3.61%           1.15%             -5.01%        -3.61%           1.15%
===========================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......... 2.88%        3.70%           5.54%              2.65%         3.70%           5.54%
5 YEARS ......... 11.67%       12.25%           8.68%               --             --              --
LIFE OF FUND ..... 7.33%        8.22%(3)        7.24%(3)           2.81%         4.12%(4)        5.58%(4)

(1) Returns for periods less than one year are not annualized.

(2) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue.

(3) Index data since 2/29/96, the date nearest the class's inception for which data are available.

(4) Index data since 5/31/98, the date nearest the class's inception for which data are available.

See pages 45-47 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER LIFE OF FUND

The graph at left shows the growth of a $10,000 investment over the life of the fund. The Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. The Target: 2025 portfolio's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. * Fund data from 2/15/96, the fund's inception date. Benchmark and Index data from 2/29/96, the date nearest the fund's inception for which data are available.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 47), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is  also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Both graphs are based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

14      1-800-345-2021

Target: 2025 --Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

     For the six months ended March 31, 2002, the Target: 2025 portfolio posted a negative return and slightly underperformed its benchmark, a STRIPS issue maturing on November 15, 2025.* (See the previous page for performance details.)
Keep in mind that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

MARKET OVERVIEW

     The past six months were a transition period for the U.S. economy and bond market. After sliding into recession in 2001, the economy appeared to bottom in the last three months of the year and picked up steam in 2002. The Federal
Reserve's (Fed's) efforts to revive the economy--by cutting short-term interest rates 11 times in 2001--were so successful that bond investors began to expect the Fed to reverse course and raise rates by mid-2002.

     As a result, bond yields moved generally higher. Short-term bond yields rose more than long-term yields because they react quickly to any potential Fed rate activity. In the zero-coupon bond market, yields on bonds maturing in 2025 climbed about 50 basis points (0.50%), whereas short-term yields rose 85 basis points.

FUND STRATEGY REVIEW

     Target: 2025 trailed its benchmark during the six-month period because  of the portfolio's large weighting in REFCORPs, which underperformed STRIPS.
Although the fund's position in REFCORPs sometimes detracts from short-term performance, it should boost long-run returns and increase Target: 2025's value at maturity.

     In our continuing effort to add value at the margins, we have been selectively investing in government agency zero-coupon bonds, which tend to carry higher yields than Treasury zeros. In December 2001, the fund's Board of
Directors approved a proposal to invest up to 20% of the portfolio in AAA-rated government agency zeros. The change gives us an opportunity to diversify a bit from U.S. Treasury zero-coupon securities and Resolution Funding Corporation zero-coupon securities (REFCORPs). (REFCORPs are ultimately backed by the government and U.S. Treasurys secure REFCORPs' principal payments.)

     In spite of the new policy, we're taking a gradual approach to adding non-REFCORP agency zeros. We would rather take the time to do our homework and seek out the most attractive opportunities instead of buying agency zeros arbitrarily just to get the higher yields.

     We recently bought a small amount of Tennessee Valley Authority (TVA)
zero-coupon bonds, which are backed by power-plant revenues. The TVA zeros, which mature in May 2024 and November 2025, currently make up less than 0.5% of the portfolio, but they offer yields that are 65-70 basis points higher than like-maturity STRIPS.

OUTLOOK

     With the economy on the road to recovery, we expect bond yields to rise further in the coming months. Short-term yields seem likely to rise more than longer-term yields, especially if  the Fed starts raising rates.

* All fund returns referenced in this review are for Investor Class shares.

[right margin]

PORTFOLIO AT A GLANCE
                              AS OF 3/31/02
NET ASSETS                  $209.4 MILLION(1)

                          3/31/02      9/30/01
ANTICIPATED GROWTH
   RATE                    5.82%        5.30%
WEIGHTED AVERAGE
   MATURITY DATE          9/18/25      10/5/25
ANTICIPATED VALUE AT
   MATURITY (AVM)(2)      $117.52      $116.77
EXPENSE RATIO (FOR
   INVESTOR CLASS)        0.59%(3)       0.59%

(1) Includes Investor and Advisor Classes.

(2) See graph on page 14.

(3) Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little  in the future as it has in the past. For more information, please consult the prospectus.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                          AS OF MARCH 31, 2002
REFCORPS                          71.1%
STRIPS                            28.9%

[pie chart]

Investment terms are defined in the Glossary on pages 47-48.

                                                 www.americancentury.com      15

Target: 2025 --Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

Principal Amount                                                          Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1)(2) -- 71.5%
             $ 19,650,000  REFCORP STRIPS -- COUPON,
                              6.37%, 1/15/24                        $  4,845,297
               28,560,000  REFCORP STRIPS -- COUPON,
                              6.43%, 4/15/24                           6,930,084
                1,000,000  TVA STRIPS -- COUPON, 6.58%,
                              5/1/24                                     219,630
                5,926,000  REFCORP STRIPS -- COUPON,
                              6.88%, 7/15/24                           1,396,817
               91,732,000  REFCORP STRIPS -- COUPON,
                              6.74%, 10/15/24                         21,555,185
               57,050,000  REFCORP STRIPS -- COUPON,
                              6.82%, 1/15/25                          13,061,598
               35,688,000  REFCORP STRIPS -- COUPON,
                              6.73%, 4/15/25                           8,057,637
               30,349,000  REFCORP STRIPS -- COUPON,
                              6.53%, 7/15/25                           6,757,508
              110,153,000  REFCORP STRIPS -- COUPON,
                              6.74%, 10/15/25                         24,272,213
                2,376,000  TVA STRIPS -- PRINCIPAL,
                              6.50%, 11/1/25                             478,336
               71,435,000  REFCORP STRIPS -- COUPON,
                              6.69%, 1/15/26                          15,525,683
               58,189,000  REFCORP STRIPS -- COUPON,
                              6.54%, 4/15/26                          12,547,294
               79,350,000  REFCORP STRIPS -- COUPON,
                              6.86%, 7/15/26                          16,819,820
               82,610,000  REFCORP STRIPS -- COUPON,
                              7.01%, 10/15/26                         17,233,272
                                                                    ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                    149,700,374
                                                                    ------------
   (Cost $143,286,359)

ZERO-COUPON U.S. TREASURY SECURITIES(1) -- 28.5%
               14,000,000  STRIPS -- COUPON, 6.50%,
                              8/15/24                                  3,509,520
               12,600,000  STRIPS -- PRINCIPAL, 6.83%,
                              11/15/24                                 3,141,810
                7,900,000  STRIPS -- COUPON, 7.26%,
                              2/15/25                                  1,926,494

Principal Amount                                                          Value
--------------------------------------------------------------------------------
             $ 27,000,000  STRIPS -- PRINCIPAL, 6.53%,
                              2/15/25                               $  6,600,150
               27,500,000  STRIPS -- COUPON, 5.93%,
                              5/15/25                                  6,620,075
                  500,000  STRIPS -- COUPON, 6.27%,
                              8/15/25                                    118,760
                4,850,000  STRIPS -- PRINCIPAL, 6.54%,
                              8/15/25                                  1,154,834
               47,070,000  STRIPS -- COUPON, 6.14%,
                              11/15/25                                11,075,571
               27,299,000  STRIPS -- COUPON, 6.39%,
                              2/15/26                                  6,339,101
                2,000,000  STRIPS -- PRINCIPAL, 5.69%,
                              2/15/26                                    465,580
               24,991,000  STRIPS -- COUPON, 6.11%,
                              5/15/26                                  5,763,424
               23,000,000  STRIPS -- COUPON, 6.49%,
                              8/15/26                                  5,216,860
               20,000,000  STRIPS -- PRINCIPAL, 6.01%,
                              8/15/26                                  4,493,600
               15,000,000  STRIPS -- COUPON, 6.00%,
                              11/15/26                                 3,351,752
                                                                    ------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                            59,777,531
                                                                    ------------
   (Cost $59,156,760)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $209,477,905
                                                                    ============
   (Cost $202,443,119)

NOTES TO SCHEDULE OF INVESTMENTS

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

(2) The U.S. Government ultimately backs REFCORP securities and principal payments are secured by U.S. Treasurys. The REFCORP operates as a Treasury
    Department agency.

16      1-800-345-2021                         See Notes to Financial Statements

Target: 2030 --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                    INVESTOR CLASS (INCEPTION 6/1/01)                    C CLASS (INCEPTION 10/8/01)
                  TARGET        5/15/30     MERRILL LYNCH          TARGET        5/15/30     MERRILL LYNCH
                MATURITIES     MATURITY       LONG-TERM          MATURITIES     MATURITY       LONG-TERM
               TRUST: 2030   STRIPS ISSUE   TREASURY INDEX      TRUST: 2030   STRIPS ISSUE   TREASURY INDEX
===========================================================================================================
6 MONTHS(1) .....   -9.85%     -7.90%          -3.68%               --          -7.90%          -3.68%
===========================================================================================================
AVERAGE ANNUAL RETURNS
LIFE OF FUND(1) ... -6.13%     -4.02%(2)        3.65%(2)         -13.33%(3)     -7.90%(4)       -3.68%(4)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 5/31/01, the date nearest the class's inception for which data are available.

(3) Return reflects deduction of the 0.75% maximum contingent deferred sales charge imposed on shares redeemed within the first year after purchase.
    Return would have been -12.67% if shares were not redeemed during the period.

(4) Index data since 9/30/01, the date nearest the class's inception for which data are available.

See pages 45-47 for information about share classes, returns, the comparative index, and the fund's benchmark.

PERFORMANCE OF $10,000 OVER LIFE OF FUND

The graph at left shows the performance of a $10,000 investment over the life of the fund. The Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. The Target: 2030 portfolio's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above).
The graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

* Fund data from 6/1/01, the fund's inception date. Merrill Lynch Index data from 5/31/01, the date nearest the fund's inception for which data are available.

                                                 www.americancentury.com      17

Target: 2030 --Performance Review
--------------------------------------------------------------------------------

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

     For the six months ended March 31, 2002, the Target: 2030 portfolio posted a negative return and underperformed its benchmark, a STRIPS issue maturing on
May 15, 2030.* (See the previous page for performance details.) Keep in mind that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

MARKET OVERVIEW

     The past six months were a transition period for the U.S. economy and bond market. After sliding into recession in 2001, the economy appeared to bottom in the last three months of the year and picked up steam in 2002. The Federal
Reserve's (Fed's) efforts to revive the economy--by cutting short-term interest rates 11 times in 2001--were so successful that bond investors began to expect the Fed to reverse course and raise rates by mid-2002.

     As a result, bond yields moved generally higher. Short-term bond yields rose more than longer-term yields because they react more quickly to any potential Fed rate activity. In the zero-coupon bond market, yields on bonds maturing in 2030 climbed about 40 basis points (0.40%), whereas short-term yields rose 85 basis points.

FUND STRATEGY REVIEW

     Target: 2030 trailed its benchmark substantially during the six-month period because coupon STRIPS outperformed both principal STRIPS and REFCORPs by a wide margin. The benchmark is a coupon STRIPS issue, whereas principal STRIPS and REFCORPs make up about two-thirds of Target: 2030's portfolio.

     In December 2001, the fund's Board of Directors approved a proposal to invest up to 20% of the portfolio in AAA-rated government agency zeros. The change gives us an opportunity to diversify a bit from U.S. Treasury zero-coupon securities and Resolution Funding Corporation zero-coupon securities (REFCORPs).
(REFCORPs are ultimately backed by the government and U.S. Treasurys secure
REFCORPs' principal payments.)

     In spite of the new policy, we're taking a gradual approach to adding non-REFCORP agency zeros. We would rather take the time to do our homework and seek out the most attractive opportunities instead of buying agency zeros arbitrarily just to get the higher yields. For that reason, as well as a shortage of agency zeros in this maturity sector, we have yet to add any non-REFCORP agency securities.

     In November, the Treasury Department suspended 30-year bond issuance.
Although it's uncertain how long this suspension will last, it should not affect the availability of bonds for the Target: 2030 portfolio. There is an ample supply of Treasury zeros in this maturity sector.

OUTLOOK

     With the economy on the road to recovery, we expect bond yields to rise further in the coming months. Short-term yields seem likely to rise more than longer-term yields, especially if  the Fed starts raising rates.

* All fund returns referenced in this review are for Investor Class shares.

[left margin]

PORTFOLIO AT A GLANCE
                              AS OF 3/31/02
NET ASSETS                   $10.9 MILLION(1)

                           3/31/02      9/30/01
ANTICIPATED GROWTH
   RATE                     5.68%        5.31%
WEIGHTED AVERAGE
   MATURITY DATE           2/6/30       2/7/30
ANTICIPATED VALUE AT
   MATURITY (AVM)          $103.23      $105.87
EXPENSE RATIO (FOR
   INVESTOR CLASS)         0.59%(2)     0.59%(2)

(1) Includes Investor and C Classes.

(2) Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little  in the future as it has in the past. For more information, please consult the prospectus.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                           AS OF MARCH 31, 2002
REFCORPS                           54.3%
STRIPS                             45.7%

[pie chart]

Investment terms are defined in the Glossary on pages 47-48.

18      1-800-345-2021

Target: 2030 --Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

Principal Amount                                                          Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1)(2) -- 54.3%
             $  5,000,000  REFCORP STRIPS - COUPON,
                              6.27%, 7/15/29                         $   880,850
                6,000,000  REFCORP STRIPS - COUPON,
                              6.23%, 1/15/30                           1,025,280
                4,000,000  REFCORP STRIPS - PRINCIPAL,
                              6.05%, 1/15/30                             687,200
               12,763,000  REFCORP STRIPS - COUPON,
                              6.10%, 4/15/30                           2,140,738
                7,000,000  REFCORP STRIPS - PRINCIPAL,
                              6.23%, 4/15/30                           1,180,550
                                                                     -----------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      5,914,618
                                                                     -----------
   (Cost $6,404,151)

ZERO-COUPON U.S. TREASURY SECURITIES(1) -- 45.7%
                1,478,000  STRIPS - COUPON, 5.80%,
                              2/15/29                                    289,052
                2,200,000  STRIPS - COUPON, 5.88%,
                              5/15/29                                    423,874
                1,620,000  STRIPS - COUPON, 5.75%,
                              8/15/29                                    307,346
                4,350,000  STRIPS - COUPON, 5.89%,
                              11/15/29                                   814,146

Principal Amount                                                          Value
--------------------------------------------------------------------------------
             $    430,000  STRIPS - COUPON, 5.80%,
                              2/15/30                                $    79,245
                7,100,000  STRIPS - COUPON, 5.77%,
                              5/15/30                                  1,289,076
                8,500,000  STRIPS - PRINCIPAL, 5.65%,
                              5/15/30                                  1,614,406
                  473,000  STRIPS - COUPON, 5.80%,
                              8/15/30                                     88,986
                  340,000  STRIPS - COUPON, 5.80%,
                              2/15/31                                     61,849
                                                                     -----------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                             4,967,980
                                                                     -----------
   (Cost $5,451,360)

TOTAL INVESTMENT SECURITIES -- 100.0%                                $10,882,598
                                                                     ===========
   (Cost $11,855,511)

NOTES TO SCHEDULE OF INVESTMENTS

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

(2) The U.S. Government ultimately backs REFCORP securities and principal payments are secured by U.S. Treasurys. The REFCORP operates as a Treasury
    Department agency.

See Notes to Financial Statements                www.americancentury.com      19

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)            TARGET: 2005   TARGET: 2010   TARGET: 2015
                                      ------------   ------------   ------------

ASSETS
Investment securities, at value
  (cost of $327,415,210,
  $229,355,768, and $97,414,047,
  respectively) (Note 3) ............ $338,091,034   $236,984,833   $117,953,742
Cash ................................           --        344,556             --
Receivable for capital
  shares sold .......................      123,490        269,882          1,498
                                      ------------   ------------   ------------
                                       338,214,524    237,599,271    117,955,240
                                      ------------   ------------   ------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ..............    116,536            --          52,334
Accrued management fees (Note 2) ......    169,746        120,465         60,115
Distribution fees payable (Note 2) ....      1,053            279              7
Service fees payable (Note 2) .........      1,053            279              7
Payable for trustees' fees
  and expenses (Note 2) ...............      1,264            849            445
                                      ------------   ------------   ------------
                                           289,652        121,872        112,908
                                      ------------   ------------   ------------
Net Assets .......................... $337,924,872   $237,477,399   $117,842,332
                                      ============   ============   ============

NET ASSETS CONSIST OF:
Capital paid in ..................... $329,687,178   $224,545,598   $ 95,534,528
Undistributed net
  investment income .................    4,236,256      3,164,656      1,724,296
Accumulated undistributed
  net realized gain (loss)
  on investment transactions ........   (6,674,386)     2,138,080         43,813
Net unrealized appreciation
  on investments (Note 3) ...........   10,675,824      7,629,065     20,539,695
                                      ------------   ------------   ------------
                                      $337,924,872   $237,477,399   $117,842,332
                                      ============   ============   ============

Investor Class
Net assets .......................... $333,034,505   $236,226,220   $117,804,877
Shares outstanding ..................    3,796,658      3,504,263      2,281,167
Net asset value per share ...........       $87.72         $67.41         $51.64

Advisor Class
Net assets ..........................   $4,890,367     $1,251,179        $37,455
Shares outstanding ..................       56,233         18,703            730
Net asset value per share ...........       $86.97         $66.90         $51.31

                                               See Notes to Financial Statements
20      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002 (UNAUDITED)           TARGET: 2020   TARGET: 2025   TARGET: 2030
                                     ------------   ------------   ------------

ASSETS
Investment securities, at value
  (cost of $165,430,047,
  $202,443,119, and $11,855,511,
  respectively) (Note 3) ........... $178,453,552   $209,477,905    $10,882,598
Cash ...............................           --             --         21,879
Receivable for capital
  shares sold ......................        2,017         35,750         50,000
                                     ------------   ------------   -------------
                                      178,455,569    209,513,655     10,954,477
                                     ------------   ------------   -------------

LIABILITIES
Disbursements in excess of
  demand deposit cash ..............      262,624          9,456             --
Accrued management fees (Note 2) ...       90,612        107,317          5,551
Distribution fees payable (Note 2) .          233            136            183
Service fees payable (Note 2) ......          233            136             92
Payable for trustees' fees
  and expenses (Note 2) ............          673            795             41
                                     ------------   ------------   -------------
                                          354,375        117,840          5,867
                                     ------------   ------------   -------------
Net Assets ......................... $178,101,194   $209,395,815    $10,948,610
                                     ============   ============   =============

NET ASSETS CONSIST OF:
Capital paid in .................... $153,468,881   $196,003,864    $11,756,387
Undistributed net
  investment income ................    2,234,588      2,635,814        151,863
Undistributed net realized gain
  on investment transactions .......    9,374,220      3,721,351         13,273
Net unrealized appreciation
  (depreciation) on
  investments (Note 3) .............   13,023,505      7,034,786       (972,913)
                                     ------------   ------------   -------------
                                     $178,101,194   $209,395,815    $10,948,610
                                     ============   ============   =============

Investor Class
Net assets ......................... $177,148,936   $208,789,246    $10,519,474
Shares outstanding .................    4,834,193      6,826,703        487,312
Net asset value per share ..........       $36.64         $30.58         $21.59

Advisor Class
Net assets .........................     $952,258       $606,569             --
Shares outstanding .................       26,179         20,006             --
Net asset value per share ..........       $36.37         $30.32             --

C Class
Net assets .........................          --             --        $429,136
Shares outstanding .................          --             --          17,242
Net asset value per share ..........          --             --          $24.89

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      21

Statement of Operations
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                     TARGET: 2005   TARGET: 2010    TARGET: 2015
                                     ------------   ------------    ------------
INVESTMENT INCOME
Income:
Interest ...........................  $9,359,977     $7,450,847      $3,960,818
                                     ------------   -------------   ------------

Expenses (Note 2):
Management fees ....................   1,015,206        769,066         390,320
Distribution fees:
  Advisor Class ....................       6,449          2,443              40
Service fees:
  Advisor Class ....................       6,449          2,443              40
Trustees' fees and expenses ........       7,682          5,747           2,914
                                     ------------   -------------   ------------
                                       1,035,786        779,699         393,314
                                     ------------   -------------   ------------

Net investment income ..............   8,324,191      6,671,148       3,567,504
                                     ------------   -------------   ------------

REALIZED AND UNREALIZED
GAIN (LOSS) (NOTE 3)
Net realized gain on
  investment transactions ..........     600,813      3,080,725         122,428
Change in net unrealized
  appreciation on investments ...... (12,715,831)   (21,782,836)    (12,487,035)
                                     ------------   -------------   ------------

Net realized and unrealized loss ... (12,115,018)   (18,702,111)    (12,364,607)
                                     ------------   -------------   ------------

Net Decrease in Net Assets
  Resulting from Operations ........ $(3,790,827)   $(12,030,963)   $(8,797,103)
                                     ============   =============   ============

                                               See Notes to Financial Statements
22      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------
                                                                    (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                    TARGET: 2020    TARGET: 2025    TARGET: 2030
                                    ------------    ------------    ------------
INVESTMENT INCOME
Income:
Interest .........................   $5,880,616      $7,357,127       $255,490
                                    -------------   -------------   ------------

Expenses (Note 2):
Management fees ..................      590,277         752,737         24,375
Distribution fees:
  Advisor Class ..................        1,683             998             --
  C Class ........................           --              --            722
Service fees:
  Advisor Class ..................        1,683             998             --
  C Class ........................           --              --            361
Trustees' fees and expenses ......        4,403           5,549            198
                                    -------------   -------------   ------------
                                        598,046         760,282         25,656
                                    -------------   -------------   ------------

Net investment income ............    5,282,570       6,596,845        229,834
                                    -------------   -------------   ------------

REALIZED AND UNREALIZED
GAIN (LOSS) (NOTE 3)
Net realized gain on
  investment transactions ........   12,280,252        5,609,158         32,332
Change in net unrealized
  appreciation (depreciation)
  on investments .................  (29,353,896)     (30,259,259)    (1,075,198)
                                    -------------   -------------   ------------

Net realized and unrealized loss ... (17,073,644)    (24,650,101)    (1,042,866)
                                    -------------   -------------   ------------

Net Decrease in Net Assets
  Resulting from Operations ....... $(11,791,074)   $(18,053,256)     $(813,032)
                                    =============   =============   ============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      23

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2001

                                              TARGET: 2005                  TARGET: 2010
Increase (Decrease) in Net Assets         2002           2001           2002           2001
---------------------------------         ----           ----           ----           ----

OPERATIONS
Net investment income                  $8,324,191    $15,970,757     $6,671,148    $14,107,415
Net realized gain                         600,813      3,211,940      3,080,725      6,580,313
Change in net unrealized
  appreciation                        (12,715,831)    24,033,144    (21,782,836)    22,221,471
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  net assets resulting
  from operations                      (3,790,827)    43,215,841    (12,030,963)    42,909,199
                                      ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class                      (15,789,674)   (16,986,355)   (14,014,202)   (13,058,024)
  Advisor Class                          (231,794)      (228,646)      (123,790)       (92,074)
From net realized gains:
  Investor Class                               --             --      2,486,311)            --
  Advisor Class                                --             --        (23,071)            --
                                      ------------   ------------   ------------   ------------
Decrease in net assets
  from distributions                  (16,021,468)   (17,215,001)   (16,647,374)   (13,150,098)
                                      ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase (decrease)
  in net assets from capital
  share transactions                    4,934,164     48,919,941    (25,440,037)    29,004,241
                                      ------------   ------------   ------------   ------------

Net increase (decrease)
  in net assets                       (14,878,131)    74,920,781    (54,118,374)    58,763,342

NET ASSETS
Beginning of period                   352,803,003    277,882,222    291,595,773    232,832,431
                                      ------------   ------------   ------------   ------------
End of period                        $337,924,872   $352,803,003   $237,477,399   $291,595,773
                                      ============   ============   ============   ============

Undistributed net
  investment income                    $4,236,256    $11,933,533     $3,164,656    $10,631,500
                                      ============   ============   ============   ============

                                               See Notes to Financial Statements
24      1-800-345-2021                See Glossary for a Definition of the Table

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                    (Continued)

SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2001

                                              TARGET: 2015                  TARGET: 2020
Increase (Decrease) in Net Assets         2002           2001          2002             2001
                                          ----           ----          ----             ----

OPERATIONS
Net investment income ................ $3,567,504     $7,639,595     $5,282,570    $13,439,030
Net realized gain ....................    122,428      2,531,101     12,280,252     24,075,185
Change in net unrealized
  appreciation ...................... (12,487,035)     9,645,060    (29,353,896)    (7,633,331)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in
  net assets resulting
  from operations ...................  (8,797,103)    19,815,756    (11,791,074)    29,880,884
                                      ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ....................  (7,529,111)    (8,101,770)   (13,019,839)   (13,671,593)
  Advisor Class .....................      (1,670)        (1,259)       (81,648)       (48,045)
From net realized gains:
  Investor Class ....................    (201,449)            --    (24,737,533)   (24,335,705)
  Advisor Class .....................         (46)            --       (161,482)       (90,219)
                                      ------------   ------------   ------------   ------------
Decrease in net assets
  from distributions ................  (7,732,276)    (8,103,029)   (38,000,502)   (38,145,562)
                                      ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase (decrease)
  in net assets from capital
  share transactions ................ (11,230,387)      (836,921)       758,356     (9,577,180)
                                      ------------   ------------   ------------   ------------

Net increase (decrease)
  in net assets ..................... (27,759,766)    10,875,806    (49,033,220)   (17,841,858)

NET ASSETS
Beginning of period .................  145,602,098   134,726,292    227,134,414    244,976,272
                                      ------------   ------------   ------------   ------------
End of period ......................  $117,842,332  $145,602,098   $178,101,194   $227,134,414
                                      ============   ============   ============   ============

Undistributed net
  investment income ................    $1,724,296    $5,687,573     $2,234,588    $10,053,505
                                      ============   ============   ============   ============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      25

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                    (Continued)

SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2001

                                               TARGET: 2025                   TARGET: 2030
Increase (Decrease) in Net Assets         2002            2001            2002           2001
                                          ----            ----            ----           ----

OPERATIONS
Net investment income ................  $6,596,845     $21,576,330       $229,834       $63,534
Net realized gain ....................   5,609,158       9,976,407         32,332            --
Change in net unrealized
  appreciation (depreciation) ........ (30,259,259)     24,982,773     (1,075,198)      102,285
                                      -------------   -------------   ------------   ------------
Net increase (decrease) in
  net assets resulting
  from operations .................... (18,053,256)     56,535,510       (813,032)      165,819
                                      -------------   -------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ..................... (17,970,856)    (34,752,255)      (133,597)           --
  Advisor Class ......................     (57,605)        (68,887)           --             --
  C Class ............................         --              --          (7,929)           --
From net realized gains:
  Investor Class .....................  (6,366,400)     (7,289,332)       (17,923)           --
  Advisor Class ......................     (21,149)        (15,063)           --             --
  C Class ............................         --              --          (1,115)           --
                                      -------------   -------------   ------------   ------------
Decrease in net assets
  from distributions ................. (24,416,010)    (42,125,537)      (160,564)           --
                                      -------------   -------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Net increase (decrease) in
  net assets from capital
  share transactions ................. (59,225,969)   (219,040,011)     7,066,606     4,689,781
                                      -------------   -------------   ------------   ------------

Net increase (decrease)
  in net assets ..................... (101,695,235)   (204,630,038)     6,093,010     4,855,600

NET ASSETS
Beginning of period .................  311,091,050     515,721,088      4,855,600            --
                                      -------------   -------------   ------------   ------------
End of period ....................... $209,395,815    $311,091,050    $10,948,610    $4,855,600
                                      =============   =============   ============   ============
Undistributed net
  investment income .................   $2,635,814     $14,067,430       $151,863       $63,534
                                      =============   =============   ============   ============

(1) June 1, 2001 (inception) through September 30, 2001.

                                               See Notes to Financial Statements
26      1-800-345-2021                See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (2005), Target 2010 Fund (2010), Target 2015 Fund
(2015), Target 2020 Fund (2020), Target 2025 Fund (2025), and Target 2030 Fund
(2030) (the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks. Each fund invests in zero-coupon U.S. Treasury securities and U.S. Government Agency securities and will be liquidated in
December of its target maturity year. The following significant accounting policies are in accordance with accounting principles generally accepted in the
United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The funds are authorized to issue the following classes of shares: the Investor Class and the Advisor Class. 2030 is also authorized to issue the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class for 2030 commenced on October 8, 2001. Sale of the
Advisor Class for 2030 had not commenced at March 31, 2002.

    SECURITY VALUATIONS -- Securities are normally valued through an independent pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized gains are declared and paid annually in December, as required.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    At September 30, 2001, the 2005 fund had accumulated net realized capital loss carryovers for federal income tax purposes of $6,583,114, (expiring in 2008 through 2009) which may be used to offset future taxable gains.

    REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution (if any). After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six-months ended March 31, 2002, the effective annual Investor
Class and Advisor Class management fee was 0.59% and 0.34%, repsectively, for each of the funds. The effective annual C Class management fee for 2030 was
0.59%.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively the "plans"), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor and C Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and
0.50%, respectively, and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing

                                                 www.americancentury.com      27

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002 (UNAUDITED)

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six-months ended March 31, 2002 are detailed in the Statement of
Operations.

    RELATED PARTIES -- The funds have a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM) (See Note 5). JPM is an equity investor in American
Century Companies, Inc. (ACC).

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    Investment transactions in U.S. Treasury securities, excluding short-term investments, for the six-months ended March 31, 2002, were as follows:

                            2005          2010          2015          2020            2025           2030
                            ----          ----          ----          ----            ----           ----

Purchases ............. $23,795,506   $33,810,119    $8,310,945    $18,060,700    $15,590,384     $9,305,040
Proceeds from Sales ... $31,045,600   $75,551,250    $27,867,580   $56,914,220    $96,894,547     $2,288,370

     On March 31, 2002, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                            2005          2010          2015          2020            2025           2030
                            ----          ----          ----          ----            ----           ----

Appreciation .......... $10,812,576     $9,780,033   $20,596,457    $17,335,463     $7,904,874    $        --
Depreciation ..........    (828,835)    (2,589,361)     (133,232)    (4,311,958)    (1,684,738)      (972,913)
                       ------------   ------------   -----------   ------------   ------------   ------------
Net ...................  $9,983,741     $7,190,672   $20,463,225    $13,023,505     $6,220,136      $(972,913)
                       ============   ============   ===========   ============   ============   ============
Federal Tax Cost ..... $328,107,293   $229,794,161   $97,490,517   $165,430,047   $203,257,769    $11,855,511
                       ============   ============   ===========   ============   ============   ============

28      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                           TARGET: 2005                    TARGET: 2010
                                      SHARES          AMOUNT          SHARES           AMOUNT
                                      ------          ------          ------           ------
INVESTOR CLASS
Six months ended March 31, 2002
Sold ........................         879,598    $  78,133,129          515,630    $  36,124,598
Issued in reinvestment
  of distributions ..........         183,340       15,354,686          251,605       16,155,566
Redeemed ....................        (997,160)     (88,449,766)      (1,095,711)     (76,489,048)
Reverse share split .........        (188,293)            --           (256,636)            --
                                -------------    -------------    -------------    -------------
Net increase (decrease) .....        (122,515)   $   5,038,049         (585,112)   $ (24,208,884)
                                =============    =============    =============    =============

Year ended September 30, 2001
Sold ........................       1,700,978    $ 141,866,703        2,124,196    $ 140,203,089
Issued in reinvestment
  of distributions ..........         220,369       16,582,778          209,168       12,755,080
Redeemed ....................      (1,332,981)    (110,688,550)      (1,888,430)    (124,786,063)
Reverse share split .........        (225,003)            --           (213,855)            --
                                -------------    -------------    -------------    -------------
Net increase ................         363,363    $  47,760,931          231,079    $  28,172,106
                                =============    =============    =============    =============

ADVISOR CLASS
Six months ended
  March 31, 2002
Sold ........................           5,094    $     449,319            4,320    $     300,588
Issued in reinvestment
  of distributions ..........           2,053          170,989            2,001          127,907
Redeemed ....................          (8,271)        (724,193)         (24,222)      (1,659,648)
Reverse share split .........          (2,751)            --             (2,279)            --
                                -------------    -------------    -------------    -------------
Net decrease ................          (3,875)   $    (103,885)         (20,180)   $  (1,231,153)
                                =============    =============    =============    =============

Year ended
  September 30, 2001
Sold ........................          69,922    $   5,547,928           19,000    $   1,239,513
Issued in reinvestment
  of distributions ..........           2,612          195,942            1,362           82,873
Redeemed ....................         (58,490)      (4,584,860)          (7,304)        (490,251)
Reverse share split .........          (3,023)            --             (1,506)            --
                                -------------    -------------    -------------    -------------
Net increase ................          11,021    $   1,159,010           11,552    $     832,135
                                =============    =============    =============    =============

                                                 www.americancentury.com      29

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                      TARGET: 2015                    TARGET: 2020
                                 SHARES          AMOUNT          SHARES          AMOUNT
                                 ------          ------          ------          ------
INVESTOR CLASS
Six months ended March 31, 2002
Sold ..................         224,662    $  12,365,875          709,127    $  27,754,920
Issued in reinvestment
  of distributions ....         150,361        7,510,525        1,177,694       36,449,908
Redeemed ..............        (568,125)     (31,113,442)      (1,610,558)     (63,110,020)
Reverse share split ...        (154,507)            --         (1,212,128)            --
                          -------------    -------------    -------------    -------------
Net increase (decrease)        (347,609)   $ (11,237,042)        (935,865)   $   1,094,808
                          =============    =============    =============    =============

Year ended
  September 30, 2001
Sold ..................       1,282,656    $  66,843,647        3,986,172    $ 148,517,339
Issued in reinvestment
  of distributions ....         157,590        7,750,306        1,111,131       36,723,000
Redeemed ..............      (1,453,039)     (75,440,766)      (5,202,099)    (195,642,443)
Reverse share split ...        (164,292)            --         (1,144,623)            --
                          -------------    -------------    -------------    -------------
Net decrease ..........        (177,085)   $    (846,813)      (1,249,419)   $ (10,402,104)
                          =============    =============    =============    =============

ADVISOR CLASS
Six months ended
  March 31, 2002
Sold ..................             155    $       8,001            6,016    $     235,448
Issued in reinvestment
  of distributions ....              34            1,714            5,942          182,776
Redeemed ..............             (55)          (3,060)         (19,403)        (754,676)
Reverse share split ...             (34)            --             (7,542)            --
                          -------------    -------------    -------------    -------------
Net increase (decrease)             100    $       6,655          (14,987)   $    (336,452)
                          =============    =============    =============    =============

Year ended
  September 30, 2001
Sold ..................             234    $      12,303           34,865    $   1,280,359
Issued in reinvestment
  of distributions ....              26            1,256            3,585          118,258
Redeemed ..............             (72)          (3,667)         (15,488)        (573,693)
Reverse share split ...             (26)            --             (4,113)            --
                          -------------    -------------    -------------    -------------
Net increase ..........             162    $       9,892           18,849    $     824,924
                          =============    =============    =============    =============

30      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                      TARGET: 2025                    TARGET: 2030
                                 SHARES          AMOUNT          SHARES          AMOUNT
                                 ------          ------          ------          ------
INVESTOR CLASS
Six months ended March 31, 2002
Sold ......................... 1,802,328       $60,696,522       495,964       $11,543,192
Issued in reinvestment
  of distributions ...........   804,662        23,096,358         6,334           143,842
Redeemed .................... (4,262,488)     (142,779,759)     (211,067)       (5,111,608)
Reverse share split .........   (843,696)              --         (6,662)              --
                             -------------   --------------   -------------   -------------
Net increase (decrease) ..... (2,499,194)     $(58,986,879)      284,569       $ 6,575,426
                             =============   ==============   =============   =============

Year ended September 30, 2001(1)
Sold ......................... 9,421,730      $300,785,800       230,296       $5,342,599
Issued in reinvestment
  of distributions ........... 1,317,039        39,590,219            --               --
Redeemed ................... (17,578,154)     (559,310,548)      (27,553)        (652,818)
Reverse share split ........  (1,391,003)                --           --               --
                             -------------   --------------   -------------   -------------
Net increase (decrease) ....  (8,230,388)    $(218,934,529)      202,743       $4,689,781
                             =============   ==============   =============   =============

ADVISOR CLASS
Six months ended March 31, 2002
Sold ........................    1,990           $68,195
Issued in reinvestment
  of distributions ..........    2,310            65,975
Redeemed ....................  (11,774)         (373,260)
Reverse share split .........   (2,715)               --
                             -------------   --------------
Net decrease ...............   (10,189)        $(239,090)
                             =============   ==============

Year ended September 30, 2001
Sold ........................   19,950          $623,149
Issued in reinvestment
  of distributions ..........    2,800            83,947
Redeemed ....................  (26,029)         (812,578)
Reverse share split .........   (2,800)               --
                             -------------   --------------
Net decrease ................   (6,079)        $(105,482)
                             =============   ==============

C CLASS
Period ended March 31, 2002(2)
Sold ........................                                    18,923         $525,999
Issued in reinvestment ......
  of distributions                                                  343            9,043
Redeemed ....................                                    (1,681)         (43,862)
Reverse share split .........                                      (343)              --
 ............................                                 -------------   -------------
Net increase                                                     17,242         $491,180
                                                              =============   =============

(1) June 1, 2001 (inception) through September 30, 2001 for Target 2030.

(2) October 8, 2001 (commencement of sale) through March 31, 2002 for Target
    2030.

                                                 www.americancentury.com      31

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002 (UNAUDITED)

5.  BANK LOANS

    The funds, along with certain other funds managed by ACIM, have a
$650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from $520,0000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six-months ended March 31, 2002.

32      1-800-345-2021

Target: 2005 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                                 Investor Class
                                         2002(1)      2001       2000       1999       1998       1997
                                         -------      ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $88.67      $77.09     $72.55     $76.72     $64.54     $57.83
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income(2) ............   2.11        4.24       4.09       3.77       3.84       3.74
  Net Realized and Unrealized
  Gain (Loss) .........................  (3.06)       7.34       0.45      (7.94)      8.34       2.97
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ....  (0.95)       11.58      4.54      (4.17)      12.18      6.71
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (4.07)      (4.71)     (3.89)     (3.39)     (3.61)     (3.61)
  From Net Realized Gains .............    --          --       (1.56)     (1.07)     (0.27)     (0.44)
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................  (4.07)      (4.71)     (5.45)     (4.46)     (3.88)     (4.05)
                                        ---------   --------   --------   --------   --------   --------
Reverse Share Split ...................   4.07        4.71       5.45       4.46       3.88       4.05
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value,
  End of Period ....................... $87.72      $88.67     $77.09     $72.55     $76.72     $64.54
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) .....................  (1.07)%     15.02%      6.26%     (5.44)%    18.87%     11.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.59%(4)      0.59%      0.59%      0.59%      0.59%      0.57%
Ratio of Net Investment Income
  to Average Net Assets ............... 4.77%(4)      5.12%      5.58%      5.10%      5.53%      6.15%
Portfolio Turnover Rate ...............      7%         49%        17%        81%        35%        15%
Net Assets, End of Period
  (in thousands) ..................... $333,035    $347,512   $274,117   $490,248   $533,986   $281,677

(1) Six months ended March 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      33

Target: 2005 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                            Advisor Class
                                         2002(1)      2001       2000       1999      1998(2)
                                         -------      ----       ----       ----      -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $88.02      $76.70     $72.34     $76.69     $70.91
                                        ---------   --------   --------   --------   ---------
Income From Investment Operations
  Net Investment Income(3) ............   1.98        4.01       3.91       3.60       0.58
  Net Realized and Unrealized
  Gain (Loss) .........................  (3.03)       7.31       0.45      (7.95)      5.20
                                        ---------   --------   --------   --------   ---------
  Total From Investment Operations ....  (1.05)      11.32       4.36      (4.35)      5.78
                                        ---------   --------   --------   --------   ---------
Distributions
  From Net Investment Income ..........  (3.85)      (4.51)     (3.70)     (3.32)       --
  From Net Realized Gains .............    --          --       (1.56)     (1.07)       --
                                        ---------   --------   --------   --------   ---------
  Total Distributions .................  (3.85)      (4.51)     (5.26)     (4.39)       --
                                        ---------   --------   --------   --------   ---------
Reverse Share Split ...................   3.85        4.51       5.26       4.39        --
                                        ---------   --------   --------   --------   ---------
Net Asset Value, End of Period ........ $86.97      $88.02     $76.70     $72.34     $76.69
                                        =========   ========   ========   ========   =========
  Total Return(4) .....................  (1.19)%     14.76%      6.03%     (5.67)%     8.15%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.84%(5)      0.84%      0.84%      0.84%    0.84%(5)
Ratio of Net Investment Income
  to Average Net Assets ............... 4.52%(5)      4.87%      5.33%      4.85%    4.87%(5)
Portfolio Turnover Rate ...............      7%         49%        17%        81%      35%(6)
Net Assets, End of Period
  (in thousands) ......................  $4,890      $5,291     $3,765     $2,533       $100

(1) Six months ended March 31, 2002 (unaudited).

(2) August 3, 1998 (commencement of sale) through September 30, 1998.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1998.

                                               See Notes to Financial Statements
34      1-800-345-2021                See Glossary for a Definition of the Table

Target: 2010 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                                  Investor Class
                                         2002(1)      2001       2000       1999       1998       1997
                                         -------      ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $70.64      $59.92     $55.10     $61.98     $49.16     $42.47
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income(2) ............   1.75        3.39       3.32       3.07       2.94       2.79
  Net Realized and Unrealized
   Gain (Loss) ........................  (4.98)       7.33       1.50      (9.95)      9.88       3.90
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ....  (3.23)      10.72       4.82      (6.88)      12.82      6.69
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (3.69)      (3.27)     (3.21)     (2.78)     (2.46)     (2.82)
  From Net Realized Gains .............  (0.66)        --         --       (1.49)     (0.29)     (1.17)
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................  (4.35)      (3.27)     (3.21)     (4.27)     (2.75)     (3.99)
                                        ---------   --------   --------   --------   --------   --------
Reverse Share Split ...................   4.35        3.27       3.21       4.27       2.75       3.99
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value,
  End of Period ....................... $67.41      $70.64     $59.92     $55.10     $61.98     $49.16
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) .....................  (4.57)%     17.89%      8.75%    (11.10)%    26.08%     15.75%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.59%(4)      0.59%      0.59%      0.59%      0.59%      0.62%
Ratio of Net Investment Income
  to Average Net Assets ............... 5.05%(4)      5.15%      5.90%      5.31%      5.39%      6.15%
Portfolio Turnover Rate ...............     13%         60%        22%        49%        34%        26%
Net Assets, End of Period
  (in thousands) ..................... $236,226    $288,867   $231,202   $240,606   $283,828   $124,812

(1) Six months ended March 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      35

Target: 2010--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                    Advisor Class
                                      2002(1)      2001       2000      1999(2)
                                      -------      ----       ----      -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .............. $70.19      $59.67     $54.96     $60.12
                                     ---------   --------   --------   ---------
Income From Investment Operations
  Net Investment Income(3) .........   1.63        3.22       3.17       2.81
  Net Realized and Unrealized
  Gain (Loss) ......................  (4.92)       7.30       1.54      (7.97)
                                     ---------   --------   --------   ---------
  Total From Investment Operations .  (3.29)      10.52       4.71      (5.16)
                                     ---------   --------   --------   ---------
Distributions
  From Net Investment Income .......  (3.51)      (3.12)     (3.07)     (2.76)
  From Net Realized Gains ..........  (0.66)        --         --       (1.49)
                                     ---------   --------   --------   ---------
  Total Distributions ..............  (4.17)      (3.12)     (3.07)     (4.25)
                                     ---------   --------   --------   ---------
Reverse Share Split ................   4.17        3.12       3.07       4.25
                                     ---------   --------   --------   ---------
Net Asset Value, End of Period ..... $66.90      $70.19     $59.67     $54.96
                                     =========   ========   ========   =========
  Total Return(4) ..................  (4.69)%     17.63%      8.57%     (8.58)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............ 0.84%(5)      0.84%      0.84%    0.84%(5)
Ratio of Net Investment Income
  to Average Net Assets ............ 4.80%(5)      4.90%      5.65%    5.06%(5)
Portfolio Turnover Rate ............     13%         60%        22%      49%(6)
Net Assets, End of Period
  (in thousands) ...................  $1,251      $2,729     $1,631     $1,194

(1) Six months ended March 31, 2002 (unaudited).

(2) October 20, 1998 (commencement of sale) through September 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1999.

                                               See Notes to Financial Statements
36      1-800-345-2021                See Glossary for a Definition of the Table

Target: 2015 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                                  Investor Class
                                         2002(1)      2001       2000       1999       1998       1997
                                         -------      ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $55.37      $48.01     $43.04     $49.87     $38.34     $31.96
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income(2) ............   1.45        2.75       2.58       2.39       2.17       2.00
  Net Realized and Unrealized
  Gain (Loss) .........................  (5.18)       4.61       2.39      (9.22)      9.36       4.38
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ....  (3.73)       7.36       4.97      (6.83)      11.53      6.38
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (3.04)      (2.81)     (2.46)     (2.10)     (2.11)     (2.05)
  From Net Realized Gains .............  (0.08))       --       (0.03)     (0.08)     (1.40)     (0.34)
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................  (3.12)      (2.81)     (2.49)     (2.18)     (3.51)     (2.39)
                                        ---------   --------   --------   --------   --------   --------
Reverse Share Split ...................   3.12        2.81       2.49       2.18       3.51       2.39
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value,
  End of Period ....................... $51.64      $55.37     $48.01     $43.04     $49.87     $38.34
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) .....................  (6.74)%     15.35%     11.55%    (13.70)%    30.07%     19.96%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.59%(4)      0.59%      0.59%      0.59%      0.59%      0.61%
Ratio of Net Investment Income
  to Average Net Assets ............... 5.35%(4)      5.30%      5.82%      5.25%      4.96%      5.79%
Portfolio Turnover Rate ...............      6%         23%        26%        55%        31%        21%
Net Assets, End of Period
  (in thousands) ..................... $117,805    $145,567   $134,704   $218,193   $170,081   $114,900

(1) Six months ended March 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      37

Target: 2015 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                       Advisor Class
                                         2002(1)      2001       2000      1999(2)
                                         -------      ----       ----      -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $55.09      $47.87     $43.02     $43.65
                                        ---------   --------   --------   ---------
Income From Investment Operations
  Net Investment Income(3) ............   1.38        2.63       2.49       0.46
  Net Realized and Unrealized
  Gain (Loss) .........................  (5.16)       4.59       2.36      (1.09)
                                        ---------   --------   --------   ---------
  Total From Investment Operations ....  (3.78)       7.22       4.85      (0.63)
                                        ---------   --------   --------   ---------
Distributions
  From Net Investment Income ..........  (2.91)      (2.68)     (2.42)       --
  From Net Realized Gains .............  (0.08)        --       (0.03)       --
                                        ---------   --------   --------   ---------
  Total Distributions .................  (2.99)      (2.68)     (2.45)       --
                                        ---------   --------   --------   ---------
Reverse Share Split ...................   2.99        2.68       2.45        --
                                        ---------   --------   --------   ---------
Net Asset Value, End of Period ........ $51.31      $55.09     $47.87     $43.02
                                        =========   ========   ========   =========
  Total Return(4) .....................  (6.86)%     15.08%     11.27%     (1.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.84%(5)      0.84%      0.84%    0.83%(5)
Ratio of Net Investment Income
  to Average Net Assets ............... 5.10%(5)      5.05%      5.57%    5.01%(5)
Portfolio Turnover Rate ...............      6%         23%        26%      55%(6)
Net Assets, End of Period
  (in thousands) ......................     $37         $35        $22         $7

(1) Six months ended March 31, 2002 (unaudited).

(2) July 23, 1999 (commencement of sale) through September 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1999.

                                               See Notes to Financial Statements
38      1-800-345-2021                See Glossary for a Definition of the Table

Target: 2020 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                                 Investor Class
                                         2002(1)      2001       2000       1999       1998       1997
                                         -------      ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $39.09      $34.79     $30.61     $36.95     $27.17     $22.00
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income(2) ............   1.01        1.90       1.77       1.62       1.53       1.51
  Net Realized and Unrealized
  Gain (Loss) .........................  (3.46)       2.40       2.41      (7.96)      8.25       3.66
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ....  (2.45)       4.30       4.18      (6.34)      9.78       5.17
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (2.43)      (1.79)     (1.85)     (2.06)     (2.35)     (1.45)
  From Net Realized Gains .............  (4.62)      (3.19)     (3.30)     (5.20)     (2.19)       --
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................  (7.05)      (4.98)     (5.15)     (7.26)     (4.54)     (1.45)
                                        ---------   --------   --------   --------   --------   --------
Reverse Share Split ...................   7.05        4.98       5.15       7.26       4.54       1.45
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value,
  End of Period ....................... $36.64      $39.09     $34.79     $30.61     $36.95     $27.17
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) .....................  (6.24)%     12.36%     13.66%    (17.16)%    36.00%     23.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.59%(4)      0.59%      0.59%      0.59%      0.59%      0.53%
Ratio of Net Investment Income
  to Average Net Assets ............... 5.22%(4)      5.10%      5.49%      4.82%      4.83%      6.29%
Portfolio Turnover Rate ...............      9%         54%        11%        31%        18%        14%
Net Assets, End of Period
  (in thousands) ..................... $177,149    $225,535   $244,203   $316,707   $486,052   $553,551

(1) Six months ended March 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      39

Target: 2020 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                       Advisor Class
                                         2002(1)      2001       2000      1999(2)
                                         -------      ----       ----      -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $38.85      $34.66     $30.55     $35.50
                                        ---------   --------   --------   ---------
Income From Investment Operations
  Net Investment Income(3) ............   0.95        1.82       1.69       1.50
  Net Realized and Unrealized
  Gain (Loss) .........................  (3.43)       2.37       2.42      (6.45)
                                        ---------   --------   --------   ---------
  Total From Investment Operations ....  (2.48)       4.19       4.11      (4.95)
                                        ---------   --------   --------   ---------
Distributions
  From Net Investment Income ..........  (2.34)      (1.70)     (1.79)     (2.05)
  From Net Realized Gains .............  (4.62)      (3.19)     (3.30)     (5.20)
                                        ---------   --------   --------   ---------
  Total Distributions .................  (6.96)      (4.89)     (5.09)     (7.25)
                                        ---------   --------   --------   ---------
Reverse Share Split ...................   6.96        4.89       5.09       7.25
                                        ---------   --------   --------   ---------
Net Asset Value, End of Period ........ $36.37      $38.85     $34.66     $30.55
                                        =========   ========   ========   =========
  Total Return(4) .....................  (6.36)%     12.09%     13.45%    (13.94)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............... 0.84%(5)      0.84%      0.84%    0.84%(5)
Ratio of Net Investment Income
  to Average Net Assets ............... 4.97%(5)      4.85%      5.24%    4.57%(5)
Portfolio Turnover Rate ...............      9%         54%        11%      31%(6)
Net Assets, End of Period
  (in thousands) ......................    $952       $1,599      $773       $574

(1) Six months ended March 31, 2002 (unaudited).

(2) October 19, 1998 (commencement of sale) through September 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1999.

                                               See Notes to Financial Statements
40      1-800-345-2021                See Glossary for a Definition of the Table

Target: 2025 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                                  Investor Class
                                         2002(1)      2001       2000       1999       1998       1997
                                         -------      ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................  $33.25      $29.32     $26.22     $31.67     $22.27     $17.91
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income(2) ...........    0.84        1.62       1.54       1.46       1.33       1.21
  Net Realized and Unrealized
  Gain (Loss) ........................   (3.51)       2.31       1.56      (6.91)      8.07       3.15
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations ...   (2.67)       3.93       3.10      (5.45)      9.40       4.36
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........   (2.26)      (2.00)     (1.11)     (1.28)     (0.70)     (0.72)
  From Net Realized Gains ............   (0.80)      (0.42)       --       (0.31)     (0.05)       --
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions ................   (3.06)      (2.42)     (1.11)     (1.59)     (0.75)     (0.72)
                                        ---------   --------   --------   --------   --------   --------
Reverse Share Split ..................    3.06        2.42       1.11       1.59       0.75       0.72
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value,
  End of Period ......................  $30.58      $33.25     $29.32     $26.22     $31.67     $22.27
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) ....................   (8.00)%     13.40%     11.82%    (17.21)%    42.21%     24.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..............  0.59%(4)      0.59%      0.59%      0.59%      0.59%      0.62%
Ratio of Net Investment Income
  to Average Net Assets ..............  5.12%(4)      5.15%      5.64%      5.25%      4.94%      6.14%
Portfolio Turnover Rate ..............       6%         25%        52%        54%        52%        58%
Net Assets, End of Period
  (in thousands) ..................... $208,789    $310,094   $514,663   $754,356   $356,122    $73,821

(1) Six months ended March 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      41

Target: 2025 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)

                                                            Advisor Class
                                         2002(1)      2001       2000       1999      1998(2)
                                         -------      ----       ----       ----      -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $33.01      $29.17     $26.13     $31.64     $27.27
                                        ---------   --------   --------   --------   ---------
Income From Investment Operations
  Net Investment Income(3) ............   0.79        1.54       1.47       1.39       0.41
  Net Realized and Unrealized
  Gain (Loss) .........................  (3.48)       2.30       1.57      (6.90)      3.96
                                        ---------   --------   --------   --------   ---------
  Total From Investment Operations ....  (2.69)       3.84       3.04      (5.51)      4.37
                                        ---------   --------   --------   --------   ---------
Distributions
  From Net Investment Income ..........  (2.18)      (1.91)     (1.05)     (1.23)       --
  From Net Realized Gains .............  (0.80)      (0.42)       --       (0.31)       --
                                        ---------   --------   --------   --------   ---------
  Total Distributions .................  (2.98)      (2.33)     (1.05)     (1.54)       --
                                        ---------   --------   --------   --------   ---------
Reverse Share Split ...................   2.98        2.33       1.05       1.54        --
                                        ---------   --------   --------   --------   ---------
Net Asset Value, End of Period ........ $30.32      $33.01     $29.17     $26.13     $31.64
                                        =========   ========   ========   ========   =========
  Total Return(4) .....................  (8.15)%     13.16%     11.63%    (17.41)%    16.02%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..............  0.84%(5)      0.84%      0.84%      0.84%    0.84%(5)
Ratio of Net Investment Income
  to Average Net Assets ..............  4.87%(5)      4.90%      5.39%      5.00%    4.37%(5)
Portfolio Turnover Rate ..............       6%         25%        52%        54%      52%(6)
Net Assets, End of Period
  (in thousands) .....................     $607        $997      $1,058      $997        $89

(1) Six months ended March 31, 2002 (unaudited).

(2) June 1, 1998 (commencement of sale) through September 30, 1998.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1998.

                                               See Notes to Financial Statements
42      1-800-345-2021                See Glossary for a Definition of the Table

Target: 2030 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                                               Investor Class
                                                            2002(1)     2001(2)
                                                            -------     -------
PER-SHARE DATA
Net Asset Value, Beginning of Period ..................... $23.95      $23.00
                                                           ---------   ---------
Income From Investment Operations
  Net Investment Income(3) ...............................   0.65        0.47
  Net Realized and Unrealized Gain (Loss) ................  (3.01)       0.48
                                                           ---------   ---------
  Total From Investment Operations .......................  (2.36)       0.95
                                                           ---------   ---------
Distributions
  From Net Investment Income .............................  (0.60)        --
  From Net Realized Gains ................................  (0.08)        --
                                                           ---------   ---------
  Total Distributions ....................................  (0.68)        --
                                                           ---------   ---------
Reverse Share Split ......................................   0.68         --
                                                           ---------   ---------
Net Asset Value, End of Period ........................... $21.59      $23.95
                                                           =========   =========
  Total Return(4) ........................................  (9.85)%      4.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .................................. 0.59%(5)    0.59%(5)
Ratio of Net Investment Income
  to Average Net Assets .................................. 5.79%(5)    6.04%(5)
Portfolio Turnover Rate ..................................     27%          0%
Net Assets, End of Period
  (in thousands) ......................................... $10,519      $4,856

(1) Six months ended March 31, 2002 (unaudited).

(2) June 1, 2001 (inception) through September 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      43

Target: 2030 --Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                                                        C Class
                                                                        2002(1)
                                                                        -------
PER-SHARE DATA
Net Asset Value, Beginning of Period ................................. $28.50
                                                                       ---------
Income From Investment Operations
  Net Investment Income(2) ...........................................   0.61
  Net Realized and Unrealized Loss ...................................  (4.22)
                                                                       ---------
  Total From Investment Operations ...................................  (3.61)
                                                                       ---------
Distributions
  From Net Investment Income .........................................  (0.58)
  From Net Realized Gains ............................................  (0.08)
                                                                       ---------
  Total Distributions ................................................  (0.66)
                                                                       ---------
Reverse Share Split ..................................................   0.66
                                                                       ---------
Net Asset Value, End of Period ....................................... $24.89
                                                                       =========
  Total Return(3) .................................................... (12.67)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .............................................. 1.34%(4)
Ratio of Net Investment Income
  to Average Net Assets .............................................. 4.72%(4)
Portfolio Turnover Rate ..............................................   27%(5)
Net Assets, End of Period
  (in thousands) .....................................................    $429

(1) October 8, 2001 (commencement of sale) through March 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two places. If net asset values were calculated to three places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two places is made in accordance with
    SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended March 31, 2002.

                                               See Notes to Financial Statements
44      1-800-345-2021                See Glossary for a Definition of the Table

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Three classes of shares are authorized for sale by the funds: Investor
Class, Advisor Class, and C Class (C Class shares are only available for Target:
2030).

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class Shares are purchased. The total expense ratio of C Class share  is higher than the total expense ratio of
Investor  Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

    All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      45

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     The six TARGET MATURITIES TRUST funds, including TARGET: 2005, TARGET:
2010, TARGET: 2015, TARGET: 2020, TARGET: 2025, AND TARGET: 2030, invest primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of their target maturity year. Although these funds offer a relatively predictable return if held to maturity, they may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to maturity.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
The index is not an investment product available for purchase.

     The MERRILL LYNCH LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with maturities greater than 10 years.

FUND BENCHMARKS

     The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

     The benchmark for the Target: 2005 fund is the 11/15/05 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2005.

     The benchmark for the Target: 2010 fund is the 11/15/10 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2010.

     The benchmark for the Target: 2015 fund is the 11/15/15 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2015.

     The benchmark for the Target: 2020 fund is the 11/15/20 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2020.

     The benchmark for the Target: 2025 fund is the 11/15/25 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2025.

     The benchmark for the Target: 2030 fund is the 5/15/30 STRIPS ISSUE -- a zero-coupon Treasury bond that matures May 15, 2030.

[left margin]

INVESTMENT TEAM LEADERS

   Portfolio Managers
       JEREMY FLETCHER
       CASEY COLTON

46      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

*   ANTICIPATED GROWTH RATE (AGR) --an approximation of the annualized rate of return that an investor may expect from his purchase date to the fund's WAM date, assuming all dividends and capital gains distributions are reinvested. It assumes that the AVM is reached on the WAM date.

*   ANTICIPATED VALUE AT MATURITY (AVM) -- the expected redemption value of a portfolio share on the portfolio's WAM date. (Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM or that the AGR will be realized.)

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%).
Therefore, 100 basis points equal one percentage point (or 1%).

*   BECCS (Book Entry Callable Corpus) -- principal zeros that have been converted from physical delivery to wirable (i.e., able to be transferred electronically) form.

*   COUPON -- the stated interest rate of a security.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes  to Financial Statements.)

*   RECEIPT ZEROS -- zeros created and issued by broker-dealers before the
STRIPS program was implemented in 1985. Broker-dealers created receipt zeros by purchasing Treasury bonds, depositing them in a custodian bank, and then selling receipts representing ownership interest in the interest coupons or principal portions of the bonds. The types of receipt zeros include:

    TRS (Treasury Receipts) --generic receipt zeros.

    ETRS (Easy-growth Treasury Receipts) --issued by Dean Witter Reynolds, Inc.

    CATS (Certificates of Accrual of Treasury Securities) -- issued by Salomon
Brothers.

*   REFCORPS (Resolution Funding Corporation zeros) -- zeros created from bonds issued by the Resolution Funding Corporation, a U.S. government agency. The principal portions of these bonds are secured by Treasury zeros, and the interest portions are guaranteed by the U.S. Treasury. REFCORPs are also relatively liquid.

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 33-44.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   STRIPS (Separate Trading of Registered Interest and Principal of Securities)
-- the U.S. Treasury  Department program that allows broker-dealers to
"strip" Treasury securities into their component parts. The securities created by this "stripping" activity are also known as STRIPS. STRIPS are direct obligations of the U.S. government and are the most liquid (easily bought and sold) Treasury zeros.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   WEIGHTED AVERAGE MATURITY (WAM) DATE -- an average of the maturity dates of a portfolio's securities, weighted by dollar amount. The WAM date is calculated based on the WAM of the portfolio's investments on a given day.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

*   ZERO-COUPON BONDS (ZEROS) --bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity.

                                                 www.americancentury.com      47

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend- paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price- fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price- fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price- fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

48      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.tm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-SAN-29751S                     (c)2002 American Century Services Corporation